Financial Assets and Financial Liabilities - Schedule of Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables Current, Total	$ 10,400,060	$ 987,413	$ 4,467,908
Trade and other receivables Non-Current, Total
Trade and other receivables, Total	10,400,060	987,413	4,467,908
Trade receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables Current, Total			104,708
Trade and other receivables Non-Current, Total
Trade and other receivables, Total			104,708
Accrued receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables Current, Total	10,171,532	802,988	4,362,249
Trade and other receivables Non-Current, Total
Trade and other receivables, Total	10,171,532	802,988	4,362,249
Other receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables Current, Total	228,528	184,425	951
Trade and other receivables Non-Current, Total
Trade and other receivables, Total	$ 228,528	$ 184,425	$ 951